Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Sep. 30, 2014	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
C000143294
Account Value [Line Items]
Line Graph and Table Measure Name		Eubel Brady & Suttman Income and Appreciation Fund
Account Value	$ 10,000	$ 13,878	$ 12,881	$ 12,477	$ 12,783	$ 11,707	$ 11,362	$ 11,050	$ 10,876	$ 10,294	$ 10,038
C000143295
Account Value [Line Items]
Line Graph and Table Measure Name		Eubel Brady & Suttman Income Fund
Account Value	$ 10,000	$ 12,691	11,844	11,673	11,960	11,564	11,174	10,758	10,667	10,381	10,022
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,678	11,111	11,498	12,652	12,741	11,570	10,705	10,792	10,847	10,240
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000	11,678	11,111	11,498	12,652	12,741	11,570	10,705	10,792	10,847	10,240
ICE BofA All Yield Alternatives US Convertibles Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Yield Alternatives Index
Account Value	$ 10,000	14,884	13,811	12,528	14,638	12,512	11,773	11,176	10,634	9,618	9,690
ICE BofA U.S. Corporates, 1-10 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-10 Year Corp. Index
Account Value	$ 9,999	12,981	12,067	12,016	13,105	12,830	11,818	10,895	10,964	10,779	10,194
ICE BofA U.S. Corporate & Government, 1-10 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Account Value	$ 10,000	$ 11,923	$ 11,252	$ 11,401	$ 12,200	$ 12,162	$ 11,285	$ 10,555	$ 10,654	$ 10,651	$ 10,218